Consolidated Statements of Operations - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues (note 21)	$ 3,317	$ 4,904	$ 24,633
Expenses
Cost of sales and other production expenses (note 8)	2,033	2,763	25,707
Research and development expenses (note 22a)	56,826	75,114	84,858
Administration, selling and marketing expenses (note 22a)	38,552	45,283	29,448
Loss (gain) on foreign exchange	(668)	(1,451)	4,696
Finance costs (note 22b)	8,982	14,056	22,041
Loss (gain) on extinguishments of liabilities (notes 16, 18a)	(79)	92,374	(33,626)
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)	(850)	(1,140)	1,000
Impairment losses (note 24)	20,859	12,366	149,952
Share of losses of an associate (note 25)			22
Net loss from continuing operations before taxes	(122,338)	(234,461)	(259,465)
Current	(136)	(348)	(5,822)
Deferred	(65)	111	(13,815)
Income tax recovery on continuing operations (note 26)	(201)	(237)	(19,637)
Net loss from continuing operations	(122,137)	(234,224)	(239,828)
Discontinued operations, net of taxes
Gain on sale of subsidiaries (note 6)	3,380	26,346
Net income from discontinued operations (note 6)		1,125	1,932
Net loss	(118,757)	(206,753)	(237,896)
Net income (loss) attributable to:
Non-controlling interests - continuing operations (note 19)	(832)	(1,044)	(42,530)
Owners of the parent
- Continuing operations	(121,305)	(233,180)	(197,298)
- Discontinued operations	3,380	27,471	1,932
Total Net loss attributable to owners of the parent from continuing and discontinued operations	(117,925)	(205,709)	(195,366)
Net loss	$ (118,757)	$ (206,753)	$ (237,896)
Attributable to the owners of the parent basic and diluted (note 27):
From continuing operations	$ (4.96)	$ (14.52)	$ (238.28)
From discontinued operations	0.14	1.71	2.33
Total loss per share	$ (4.83)	$ (12.81)	$ (235.95)
Weighted average number of outstanding shares (in thousands) (note 27)	24,438	16,062	828